Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 27,729	$ 24,891	$ 21,487
United States
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	16,615	14,081	18,498
Luxembourg
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	6,943	6,975	0
Other Countries
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 4,171	$ 3,835	$ 2,989